RELATED PARTY TRANSACTIONS (Schedule of transactions with related parties including key management personnel) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Related Party Transactions [Abstract]
Consulting fees paid to a director	$ 30,000	$ 65,000	$ 125,000
Amounts paid to CEO or companies controlled by CEO for leases	126,756	1,001,214	1,239,090
Amounts paid to CEO or companies controlled by CEO for repayments of promissory note	0	2,078,229	6,584,146
Amounts paid to CEO or companies controlled by CEO for remuneration	38,462	200,000	200,000
Salary paid to directors and officers	92,420	438,162	398,950
Share-based compensation	0	22,128	153,426
Expenses from transactions with related party	$ 287,638	$ 3,804,733	$ 8,700,612